CONSOLIDATED STATEMENT OF CASH FLOWS DIRECT - METHOD - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash collection from operating activities
Proceeds from sales of goods and services	$ 10,595,718	$ 9,918,589	$ 11,372,397
Other cash receipts from operating activities	73,668	70,359	88,237
Payments for operating activities
Payments to suppliers for goods and services	(6,722,713)	(6,756,121)	(7,029,582)
Payments to and on behalf of employees	(1,955,310)	(1,820,279)	(2,165,184)
Other payments for operating activities	(223,706)	(162,839)	(351,177)
Income taxes refunded (paid)	(91,986)	(59,556)	(57,963)
Other cash inflows (outflows)	(8,931)	(209,269)	(184,627)
Net cash flows from operating activities	1,666,740	980,884	1,672,101
Cash flows used in investing activities
Cash flows from losses of control of subsidiaries or other businesses	6,503
Other cash receipts from sales of equity or debt instruments of other entities	3,248,693	2,969,731	519,460
Other payments to acquire equity or debt instruments of other entities	(3,106,411)	(2,706,733)	(704,115)
Amounts raised from sale of property, plant and equipment	51,316	76,084	57,117
Purchases of property, plant and equipment	(403,666)	(694,370)	(1,569,749)
Amounts raised from sale of intangible assets		1	91
Purchases of intangible assets	(87,318)	(88,587)	(52,449)
Interest received	12,684	11,242	43,374
Other cash inflows (outflows)	(9,223)	843	10,576
Net cash flow from (used in) investing activities	(287,422)	(431,789)	(1,695,695)
Cash flows from (used in) financing activities
Amounts raised from issuance of shares		608,496
Amounts raised from long-term loans	1,305,384	1,820,016	1,791,484
Amounts raised from short-term loans	132,280	279,593	205,000
Loans repayments	(1,829,191)	(2,121,130)	(1,263,793)
Payments of finance lease liabilities	(344,901)	(314,580)	(342,614)
Dividends paid	(66,642)	(41,223)	(35,032)
Interest paid	(389,724)	(398,288)	(383,648)
Other cash inflows (outflows)	13,706	(229,163)	(99,757)
Net cash flows from (used in) financing activities	(1,179,088)	(396,279)	(128,360)
Net increase (decrease) in cash and cash equivalents before effect of exchanges rate change	200,230	152,816	(151,954)
Effects of variation in the exchange rate on cash and cash equivalents	(7,553)	43,014	(83,945)
Net increase (decrease) in cash and cash equivalents	192,677	195,830	(235,899)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	949,327	753,497	989,396
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,142,004	$ 949,327	$ 753,497